DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Income Tax Expense (Benefit) [Table Text Block]
		2015	2014	2013

Loss for the year	$	(391,722)	$(687,085)	$(750,942)

Computed “expected” tax (benefit) expense	$	(133,000)	$(234,000)	$(255,000)
Non deductible (taxable) items		(73,000)	(10,000)	(83,000)
Change in statutory, foreign tax, foreign exchange and other		121,000	106,000	59,000
Valuation allowance		85,000	138,000	279,000

Net expected tax (benefit) expense	$	—	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014	2013

Deferred tax assets (liabilities):
Trading securities	$96,000	$125,000	108,000
Equipment	384,000	168,000	258,000
Net operating loss carryforwards - US	3,050,000	2,799,000	2,690,000
Net operating loss carryforwards - Ghana	159,000	2,494,000	2,392,000
Valuation allowance	(3,689,000)	(5,586,000)	(5,448,000)

Total deferred tax assets	$—	$—	—